Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	May 09, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices for the Timing of Awards as They Relate to the Disclosure of Material Non-Public Information

We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation and Nominating Committee anticipates that it will grant most awards on a predetermined annual schedule.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation and Nominating Committee anticipates that it will grant most awards on a predetermined annual schedule.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
In fiscal 2024, we granted an award of stock options to one of our named executive officers in the period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material nonpublic information and ending one business day after the filing or furnishing of any such report with the SEC when we granted stock options to Dr. Aric Coffman on May 9, 2024 in connection with Dr. Coffman’s appointment as our Chief Executive Officer effective on May 8, 2024.  The following table provides the specific information concerning Dr. Coffman’s stock option award:

Name	Grant Date(1)	Number of Securities Underlying the Award (#)		Exercise Price of the Award ($)		Grant Date Fair Value of the Award(2)
Percentage Change in the Closing Market Price
of the Securities Underlying the Award Between
the Trading Day Ending Immediately Prior to the
Disclosure of Material Nonpublic Information
and the Trading Day Beginning Immediately
Following the Disclosure of Material Nonpublic
Information(3)

Aric Coffman	5/09/2024	12,100,000	(4)	$0.73	(4)	$5,723,893	2.5%

(1)
The Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2024 and its Current Report on Form 8-K announcing its financial results for the quarter ended March 31, 2024 were filed on May 8, 2024.

(2)	Represents the grant date fair value of the award, computed in accordance with FASB ASC 718.

(3)	Based on closing prices of the Company’s common stock of $0.714 on May 7, 2024 and $0.732 on May 9, 2024.

(4)	These amounts do not reflect the Reverse Stock Split.

Aric Coffman [Member]
Awards Close in Time to MNPI Disclosures
Awards Close in Time to MNPI Disclosures, Individual Name		Aric Coffman
Award Underlying Securities Amount | shares		12,100,000
Award Exercise Price | $ / shares		$ 0.73
Award Grant Date Fair Value | $		$ 5,723,893
Underlying Security Market Price Change, Percent		0.025